Discontinued Operations - Additional Information (Detail)	12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2010 Year Entity	Dec. 31, 2009 Entity	Dec. 31, 2008 Entity	Sep. 13, 2011 Discontinued Operation or Asset Disposal Entity	Dec. 31, 2009 Assets Held-for-sale Entity	Dec. 31, 2009 Expirations Entity
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels sold	2	6	2	1	1	1
Leasing arrangement, information	leases and subleases contain one or more renewal options	The 2009 dispositions include one hotel for which our ground lease expired in 2009 and, in connection therewith, the hotel reverted back to the ground lessor in 2010.